Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]
Beginning balance, value at Aug. 31, 2023	$ 4,967	$ 11,183,720	$ (4,931,367)	$ 6,257,365
Beginning balance, shares at Aug. 31, 2023	49,665,649				453,966	0
Common stock issued for services - related party	$ 8	279,488		279,496
Common stock issued for services -related party, shares	83,056
Net loss			(929,870)	(929,870)
Ending balance, value at Nov. 30, 2023	$ 4,975	11,463,208	(5,861,237)	5,606,991
Ending balance, shares at Nov. 30, 2023	49,748,704				453,966	0
Beginning balance, value at Aug. 31, 2024	$ 4,991	12,306,833	(8,223,870)	4,087,999
Beginning balance, shares at Aug. 31, 2024	49,912,607				453,966	0
Series A Preferred -for change of vesting terms		25,000		25,000
Series A - deemed dividend due to convert price reset		2,960,648	(2,960,648)
Conversion of common stock to Preferred B stock and purchase of Preferred B Stock	$ (1,150)	201,150		200,000
Conversion of common stock to Preferred B stock and purchase of Preferred B Stock, shares	(11,500,000)					2,500
Stock based compensation for services	$ 26	398,847		398,872
Stock based compensation for services, shares	255,000
Stock based compensation -related parties	$ 100	72,150		72,250
Stock based compensation -related parties, shares	1,000,000
Net loss			(974,738)	(974,738)
Ending balance, value at Nov. 30, 2024	$ 3,967	$ 15,964,627	$ (12,159,256)	$ 3,809,383
Ending balance, shares at Nov. 30, 2024	39,667,607				453,966	2,500